Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense (benefit) [Abstract]
Payment of income tax	₩ 2,012,555	₩ 1,301,275	₩ 621,957
Adjustment in respect of prior years due to change in estimate	(82,133)	(44,892)	(32,100)
Current income tax directly recognized in equity	(53,243)	(128,337)	93,705
Current income tax expense	1,877,179	1,128,046	683,562
Generation and realization of temporary differences	4,455	(1,561,484)	(1,845,236)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	48,957	(7,740)	(15,244)
Changes in deferred tax on tax losses carryforwards	1,053,591	2,012,537	(1,650,017)
Tax credit carryforwards	18,359	72,371	(16,734)
Amount due to change in tax rate or regulations	(82,267)	(9,169)	5,836
Deferred tax benefit	1,043,095	506,515	(3,521,395)
Income tax expense (benefit)	2,920,274	1,634,561	(2,837,833)
Loss on valuation of financial assets at fair value through other comprehensive income	(68,449)	(61,807)	(10,624)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(28,316)	(8,435)	4,863
Remeasurement of defined benefit liability	17,367	139,566	133,134
Investments in associates	15,865	(134,639)	(40,213)
Others	10,290	(63,022)	6,545
Income tax recognized as other comprehensive income (loss)	₩ (53,243)	₩ (128,337)	₩ 93,705